SCHEDULE OF OF REVENUE AND COST OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Contract Revenue	$ 6,825,879	$ 4,169,931	$ 4,135,059
Contract Costs	4,385,279	3,384,227	3,275,299
Gross profit	$ 2,440,600	$ 785,704	$ 859,760
Gross Profit Margin	36.00%	19.00%	21.00%